Principal Subsidiaries and Transactions with non-controlling interests (Details)	12 Months Ended
	Jun. 30, 2018
China Victory International Holdings Limited ("China Victory") [member]
Country of incorporation	Hong Kong
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Aero Biotech Science & Technology Co., Ltd. ("Agria China") [member]
Country of incorporation	People’s Republic of China (“PRC”)
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Agria Holdings (Shenzhen) Co., Ltd. ("Agria Shenzhen") (formerly known as Agria Brother Biotech (Shenzhen) Co., Ltd.) [member]
Country of incorporation	PRC
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Agria Biotech Overseas Limited ("Agria Overseas") [member]
Country of incorporation	Hong Kong
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Agria Asia International Limited ("Agria International") [member]
Country of incorporation	Hong Kong
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Hiltex Investment Limited ("Hiltex Investment") [member]
Country of incorporation	BVI
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Golden Hero International Co., Ltd. ("Golden Hero") [member]
Country of incorporation	Hong Kong
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Agria Asia Investments Ltd. ("Agria Asia Investments") (formerly known as Southrich Limited) [Member]
Country of incorporation	BVI
Proportion Of Ownership Interest By Group	92.76%
Proportion of ownership interest in subsidiary	92.76%
Proportion of ownership interests held by non-controlling interests	7.24%
Agria (Singapore) Pte. Ltd ("Agria Singapore") [member]
Country of incorporation	Singapore
Proportion Of Ownership Interest By Group	92.76%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Agria Corporation (New Zealand) Ltd ("Agria New Zealand") [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	92.76%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Agria NZ Finance Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Limited ("PGW") [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	50.22%
Proportion of ownership interests held by non-controlling interests	49.78%
PGG Wrightson Seeds Holdings Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGW Rural Capital Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Employee Benefits Plan Trustee Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Real Estate Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Agriculture New Zealand Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Trustee Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
AgriServices South America Limited [member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGW AgriServices Australia Pty Limited [Member]
Country of incorporation	Australia
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Investments Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Bloch & Behrens Wool (NZ) Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
NZ Agritrade Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Ag Property Holdings Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Seeds New Zealand Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Seeds South America Holdings Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Seeds Australia Holdings Pty Limited [Member]
Country of incorporation	Australia
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Seeds Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Consortia Research Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Grasslands Innovation Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	32.61%
Proportion of ownership interest in subsidiary	70.00%
Proportion of ownership interests held by non-controlling interests	30.00%
Agricom Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Wrightson Seeds Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Employee Benefits Plan Limited [Member]
Country of incorporation	New Zealand
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGG Wrightson Seeds (Australia) Pty Limited [Member]
Country of incorporation	Australia
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGW AgriTech South America S.A. [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Wrightson Pas S.A. [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Juzay S.A. [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Agrosan S.A. [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGW Wrightson Seeds Argentina S.A. [Member]
Country of incorporation	Argentina
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
PGW Sementes Ltda [Member]
Country of incorporation	Brazil
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Hunker S.A. [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Lanelle S.A. [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Afinlux S.A. [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	23.76%
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Kroslyn S.A. Limited [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	46.58%
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interests held by non-controlling interests	0.00%
Escritorio Romualdo Rodriguez Ltda [Member]
Country of incorporation	Uruguay
Proportion Of Ownership Interest By Group	23.76%
Proportion of ownership interest in subsidiary	51.00%
Proportion of ownership interests held by non-controlling interests	49.00%
Shenzhen Zhongguan Agriculture Group Co., Ltd. ("Zhongguan") (formerly known as Shenzhen Guanli Agricultural Technology Co., Ltd.) [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Agria NKY Seeds Co., Ltd. ("NKY") (formerly known as Beijing NKY Seeding Development Co., Ltd.) [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Shenzhen NKY Seeds Co., Ltd. ("Shenzhen NKY") (formerly known as Shenzhen Agria Agricultural Co., Ltd.) [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Shenzhen Zhongguan Forage Co., Ltd. ("Zhongguan Forage") (formerly known as Shenzhen Zhongyuan Agriculture Co., Ltd.) [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Tianjin Beiao Seeds Technology Development Co., Ltd. ("Beiao") [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Wuwei NKY Seeds Co., Ltd. [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Shanxi Jufeng Seeds Co., Ltd. [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Zhuhai NKY Seeds Co., Ltd. ("Zhuhai NKY") [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Zhuhai Jintain Agriculture Development Co., Ltd [Member]
Country of incorporation	PRC
Proportion Of Ownership Interest In Indirectly Subsidiary	100.00%	[1]
Proportion of ownership interest in subsidiary	100.00%
Agria Group Limited [Member]
Country of incorporation	British Virgin Islands (“BVI”)
Proportion Of Ownership Interest By Group	100.00%
Proportion of ownership interest in subsidiary	0.00%
Proportion of ownership interests held by non-controlling interests	0.00%

[1]	The Company does not have legal ownership in equity of these subsidiaries. Nevertheless, under certain contractual agreements entered into with the registered owners of these subsidiaries, the Company and its other legally owned subsidiaries control these companies by way of controlling the voting rights, governing the financial and operating policies of their controlling authorities, and casting the majority of votes at meetings of such authorities. In addition, such contractual agreements also transfer the risks and rewards of these companies to the Company and/or its other legally owned subsidiaries. As a result, they are presented as consolidated structured entities of the Company.